UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Crystal Rock Capital Management, LLC

Address:  	2201 Waukegan Road, Suite 245
          	Bannockburn, IL  60015


13F File Number:  028-14105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Shugart
Title:  Managing Member
Phone:  212-759-0610


Signature, Place and Date of Signing:

      Joseph Shugart		    New York, NY	    , May 4, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total: $ 110,214


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE


Name of 		Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer			Class	Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None
Accenture PLC Ireland	Cl A	G1151C101	6,962	126645    SH		Sole		126645
Amazon Com Inc		Comm	023135106	5,375	 29840	  SH		Sole		 29840
Bard C R Inc		Comm	067383109	1,991	 20043	  SH		Sole		 20043
CB Richard Ellis Group  Cl A	12497T101	5,051	189185	  SH		Sole		189185
Citigroup Inc		Comm	172967101	1,357	306915    SH		Sole		306915
Coca Cola Enterprises InComm	19122T109	3,159	115712	  SH		Sole		115712
Church & Dwight Inc	Comm	171340102	2,916    36747    SH            Sole             36747
Citrix Sys Inc		Comm	177376100	6,170	 83988	  SH		Sole		 83988
Expeditors Intl Wash IncComm	302130109	3,852	 76800	  SH		Sole		 76800
Genpact Limited		SHS	G3922B107	2,011	138849    SH		Sole		138849
Goodrich Corp		Comm	382388106	4,414	 51610	  Sh		Sole		 51610
Home Depot Inc		Comm	437076102	1,542	 41620    SH		Sole		 41620
JPMorgan Chase & Co	Comm	46625H100	4,155	 90138	  SH		Sole		 90138
Coca Cola Co		Comm	191216100	4,136	 62353	  SH		Sole		 62353
Liveperson Inc		Comm	538146101	3,441	272260	  SH		Sole 		272260
Mastercard Inc		CL A	57636Q104	3,196	 12696	  SH		Sole		 12696
Marriott Intl Inc New	CL A	571903202	4,349	122232    SH		Sole		122232
McDonalds Corp		Comm	580135101	1,001	 13150	  SH		Sole		 13150
MGM Resorts Intl	Comm	552953101	2,490	189365    SH		Sole		189365
Monsanto Co New		Comm	61166W101	5,610	 77640	  SH		Sole		 77640
NVR Inc			Comm	62944T105	2,814	  3722	  SH		Sole		  3722
Paychex Inc		Comm	704326107	5,141	163820	  SH		Sole		163820
P F Changs China Bistro Comm	69333Y108	2,488	 53856    SH		Sole		 53856
Pfizer Inc		Comm	717081103	1,471	 72450    SH		Sole		 72450
Sapient Corp		Comm	803062108	5,803	506851    SH		Sole		506851
Scotts Miracle Gro Co   CL A	810186106 	6,127	105915    SH		Sole		105915
United Parel Service IncCL B 	911312106	5,619	 75610    SH		Sole		 75610
Vanceinfo Technologies 	ADR	921564100 	  797	 25370    SH		Sole		 25370
Wynn Resorts Ltd	Comm	983134107       2,043    16070    SH		Sole		 16070
Yum Brands Inc		Comm	988498101	4,733    92109    SH            Sole             92109



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